RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
RISK MANAGEMENT
RISK MANAGEMENT

RISK MANAGEMENT

The Bank’s comprehensive risk management is developed in compliance with current regulations and internal standards as defined by the Board of Directors, in relation to market, credit/ counterparty, liquidity and interest rate of the banking book, operational , business continuity, technological and cybersecurity risk, country risk, Risk Appetite Framework (MAR) and stress tests applicable. In accordance with the requirements of the External Circular (EC) 018 as of September 2021 about the “Comprehensive Risk Management System (SIAR)”, we work continues to comply with the instructions contained in numeral 10 of Part II of Chapter XXXI related to the aggregation of data on risks and reporting, which will become effective no later than December 31, 2023.

Morover, the Bank sent the “Implementation Plan” for the management of interest rate risk of the banking book (RTILB), considering the testing period and the enliquidity risktry into force of the applicable instructions.

To strengthen comprehensive risk management, the Bank has a Three Lines  Model, with a cohesive and coordinated approach, in which its independence is guaranteed. Within the Corporate Governance Framework, the roles of the responsible areas in each line are defined, according to the level of responsibility in Bancolombia, in order to guarantee effective and efficient coordination among them for risk management (in its different stages) and internal control.

First line: owns the processes, products, services, channels, whose activities manage the risks that may contribute or impede the achievement of the Bank’s objectives. The first line owns the risk and defines the design and execution of the organization's controls to respond to those risks.

The 1st line is made up of 1A and 1B, highlighting the following characteristics:

●	Identification, evaluation, control and mitigation of risks.
●	Definition of standards / Implementation of policies, standards and procedures.
●	Execution of control and risk management procedures and activities as part of your daily activity.

Second line: defines the risk and internal control framework, as well as the policies and guidelines for the 1st line to manage risks. It is a global advisory, support and control function that monitors that risks are identified, controlled and managed within appropriate limits.

The 2nd line is made up of 2A and 2B, highlighting the following characteristics and differences:

●	Provision of a risk and internal control framework.
●	Escalation of new risks.
●	Advice and support.

Third line: made up of Internal Audit. It is an independent and objective assurance and advisory function on the internal control system and risk management, highlighting the following characteristics:

●	Independent review.
●	Assurance on the Internal Control System.
●	Evaluation and improvement in the effectiveness of management in risk control.

Credit risk

Credit risk is the risk of an economic loss to the Bank due to a non-fulfillment of financial obligations by a customer or counterparty and arises principally from the decline on borrower´s creditworthiness or changes in the business climate. Credit risk is the single largest risk for the Bank's business; the Bank manages its exposure to credit risk.

The information below contains the maximum exposure to credit risk for the periods ending December 31, 2023 and December 31, 2022:

December 31, 2023

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Off-Balance Sheet Exposures	39,266,370	154,567	157,801	39,578,738
Financial Guarantees	12,533,868	26,889	130,441	12,691,198
Loan Commitments	26,732,502	127,678	27,360	26,887,540
Loss Allowance	(3,854,240)	(2,581,460)	(10,042,022)	(16,477,722)
Total	257,785,019	13,615,768	5,651,876	277,052,663

December 31, 2022

Maximum exposure to credit risk - Financial instruments subject to impairment
In millions of COP
	Stage 1	Stage 2	Stage 3	Total
Loans and Advances	236,770,056	18,656,439	14,497,244	269,923,739
Commercial	126,530,862	8,062,435	8,944,556	143,537,853
Consumer	51,510,943	5,288,921	2,788,857	59,588,721
Mortgage	34,067,734	1,997,270	1,306,369	37,371,373
Small Business Loans	1,093,973	135,528	98,575	1,328,076
Financial Leases	23,566,544	3,172,285	1,358,887	28,097,716
Off-Balance Sheet Exposures	39,476,630	338,136	50,829	39,865,595
Financial Guarantees	11,399,726	202,240	22,948	11,624,914
Loan Commitments *	28,076,904	135,896	27,881	28,240,681
Loss Allowance	(3,017,368)	(3,227,440)	(9,516,738)	(15,761,546)
Total	273,229,318	15,767,135	5,031,335	294,027,788

*The informational disclosed value of loan commitments has been updated.

Other Financial Instruments

Maximum Exposure to Credit Risk - Other Financial Instruments
	Maximum Exposure		Collateral *		Net Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Debt instruments	25,148,469	27,418,197	(1,407,484)	(741,197)	23,740,985	26,677,000
Derivatives **	1,824,750	9,189,488	(698,662)	(138,416)	1,126,088	9,051,072
Equity	543,210	544668	-	-	543,210	544,668
Other financial instruments	38,319	42171	-	-	38,319	42,171
Total	27,554,748	37,194,524	(2,106,146)	(879,613)	25,448,602	36,314,911

Maximum exposure to credit risk of the loans and advances refers to the carrying amount at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.

Maximum exposure to credit risk of financial guarantees and loan commitments corresponds to the total amount guaranteed at the end of the period. It does not take into account any collateral received or any other credit risk mitigants.

Maximum exposure to derivatives refers to the fair value at the end of the period, without considering any guarantee received or any other credit risk mitigants.

Maximum exposure to credit risk of debt instruments and equity securities refers to the carrying amount at the end of the period without considering any guarantee received.

Country Risk

In addition, for the Bank's financial companies, which are subject to the application of the Comprehensive Risk Management System (SIAR), the framework for the management of country risk is included, which refers to the possibility of an entity incurring losses as a result of financial operations abroad due to adverse economic and/or political conditions in the country receiving those operations, either because of restrictions on the transfer of foreign exchange or because of factors not attributable to the commercial and financial condition of the country receiving those operations. This definition includes, but is not limited to, sovereign risk (SR) and transfer risk (TR) associated with such factors.

The framework has guidelines, processes and methodologies that evaluate periodically the country risk to which it is exposed in its Equity Investments, such as equity investments, those that are executed in jurisdictions different from Colombia that could have a high economic materiality, individually or aggregated by country, and whose purpose is to remain in the country.

Country risk management includes different stages to identificate, measure, control and monitor the risk to which the entity is being exposed. For this management, the business plan, type of operations, their materiality, current and future vocation, as well as the characteristics of the country in which the investment is made. Additionally, it is supported by methodologies and processes used in the management of country risk, developed by the Vice President of Risk and approved by the Board of Directors.

The definition of investment appetite takes into account the assessment of country risk as defined in the SIAR and must ensure compliance with solvency and liquidity indicators, seeking to be consistent with the strength and financial health of the entity.

At the end of 2023, there were no alerts on any investments, nor were any adjustments made for deterioration in investments that could affect or deteriorate the Bank's financial strength.

a.     Credit Risk Management - Loans and Advances

Management of credit risk is carried out through all the credit life cycle. These estages are defined in the following way:

●	Origination: Knowing the borrower, payment capacity analysis, payment behavior and credit approval and structure.
●	Monitoring: Knowing the borrower’s situation during the life of the credit.
●	Recovery: Collection management during the different stages of the same credit.

In order to support the credit origination processes, the Bank develops models, methodologies and analytic techniques based on statistical information or criteria from experts, which differentiate the risk levels of potential borrowers in order to support the decision-making process.

In 2023, the dynamics of the Bank’s portfolio were affected by the global economic slowdown and high inflation rates in all the regions where the Bank is present.This, in addition to the uncertainty in the political and social environment and the appreciation of the peso against the dollar, which mainly affected Colombia, had a significant impact on the performance of the portfolio, leaving significant impairments as a result, in particular in the individual portfolios of natural persons., both consumer and mortgage. This led to early interventions in the origination, monitoring and collection policies of portfolios with greater deterioration, with the aim of improving the risk profile of new business, resulting in a reduction in payouts. about that, proactive credit risk management was maintained through the monitoring and follow-up of customers and portfolios, the evaluation of the conditions and specific requirements of each one, as well as the development of methods, tools and models to optimize collection..

Monitoring and reviewing the credit portfolio continues to be a key factor in identifying and applying strategies at different stages of the credit cycle, which has generated the development of new processes and models with traditional, alternative and sectorial information, allowing the management of customers in a timely manner, through local and transversal tools in the countries where the Bank is present, behavioral models and early warning systems, which allow the identification of possible deviations in the projection of portfolio composition.

Risk management during the credit life cycle is developed through the fulfillment of the policies, procedures and methodologies stipulated in the “Comprehensive Risk Management System (SIAR)”, )”, which include the general criteria for evaluating, measuring, assuming, monitoring, controlling and hedging credit risk. In addition, Management has developed process and methodology manuals that specify the policies and procedures for the different products and segments served by the organization in accordance with the strategy approved by the Board of Directors for monitoring and controlling such risk.

The Credit Risk Administration System also contains general criteria to evaluate, classify, measure and mitigate credit risk. In addition, the credit risk department has developed methodologies and manuals that specify the policies and procedures for different products and segments managed by the Bank.

To maintain credit quality and manage the risk arising from its lending activities, the Bank has established general loan policies, including the following:

●	Credit exposure limits: Contains guidelines with regards to the establishment of credit exposure limits. This is set as a result of legal requirements and according to the Bank’s internal guidelines.
●	Origination policies: These policies aim to acquire ample and sufficient knowledge of the characteristics of potential borrowers and to select them properly. The risk level of the individual and legal entities is determined using rating and scoring models which define cut-off points that are applied in the process of issuing credit. These models use information such as the credit history of the borrower, sociodemographic particularities, the type of business the borrower engages in, the borrower’s ability to repay the loan, and information received from the credit risk bureaus. In addition, sectorial and macroeconomic behavior is taken into account. Loan applications, depending on their amount and risk level, are presented for approval at the level of management authority required.
●	Collaterals policies: For the purpose of mitigating risk associated with non-fulfillment of obligations agreed upon by the borrower, the Bank has established policies for the valuation of collateral received as well as for the determination of the maximum loan amount that can be granted against the value of the collateral.
●	Allowance policies: The objective of this policy is to fulfill legal requirements and the Bank’s business policies. In addition, this policy is meant to provide the guidelines to analyze the client’s status and take the necessary actions in order to mitigate credit risk to which the Bank is exposed. For further information, please see Note 2.
●	Monitoring policies: Contains various monitoring procedures, portfolio reports and policies for the purpose of overseeing, in an adequate and timely manner, the evolution of credit risk. These procedures include a continuous process of classification and reassessment of credit operations and they maintain consistency with the policies implemented for granting loans.
●	Portfolio recovery policies: Through these policies, the Bank aims to establish those mechanisms that allow it to anticipate the action to be taken in the event of possible delays and minimize the impact resulting from non-fulfillment of payment or delays by the borrower. Additionally, the aspects established in this policy delimit what the Bank has defined as collection management and that make it possible to obtain information to improve the origination policies and the allowances for loans and advances and lease losses models. The established actions are combined with strategies to adjust to the economy, market and costumer conditions, allowing the Bank to offer alternatives tailored to each case, such as payment deals, foreclosed assets, cession agreements, modifications, restructuring, and so on.

The Risk Corporate Vice Presidency is in charge of defining and documenting the specific characteristics of the models, methodologies and analytics techniques, as well as the parameters, variables and the cut-off points that are applied in the process of issuing credit, according to market and product conditions, as well as the appetite framework approved by the board of directors. Those models, methodologies and analytic techniques can incorporate different kinds of variables such as social demographic, qualitative issues, internal and external behavior, product parameters, etc. In addition, as defined for regulatory basis, Risk Corporate Vice Presidency performs back testing to these models and methodologies in order to evaluate their effectiveness, reporting their results to the board of directors.

The Risk Corporate Vice Presidency establishes through internal guidelines the scoring or cut-off points required in the different process of issuing credit. In the same way, this Vice Presidency can adjust parameters to give a different score considering relevant qualitative and quantitative information, such as customer´s sector, financial indicators, historical payment behavior, etc. Moreover, on a monthly basis, large part of the  portfolio is rated considering the established internal models for the purpose of evaluating the credit risk of each borrower and constitutes the required allowance for loans and advances and lease losses.

In addition to the evaluation and qualification of the portfolio, the monthly allowance for loans and advances and lease losses serves to measure the present condition of the portfolio and the methodologies used for its calculation serve as a tool to evaluate risk, be it in a collective or individual manner. Collective evaluation of the portfolio applies the following parameters for measuring risk: probability of default (PD), loss given default (LGD) and exposure at default (EAD). For further details please see Note 2 Significant Accounting Policies, section 7.4.5 Impairment of financial assets at amortized cost.

An individual’s risk evaluation is made in respect of consumers classified in stage 3 with significant exposure and corporate clients classified in stage 2 who were previously in stage 3. The analysis is based on the projection of the individual client cash flow, parameters such as recovery rates estimated by models that include financial, behavioral information, collaterals and qualitative variables, which serve as elements to measure risk and define allowances for loans, advances and lease losses for each borrower.

Periodically backtesting must be performed on the allowances for loans and advances and lease losses models for the purpose of maintaining suitable hedge levels in accordance with the Bank’s risk appetite.

The Bank is continuously monitoring the concentration of risk groups, as well as carrying out a daily control of the exposure to different economic groups, evaluating the legal limits of indebtedness in order to fulfill the norms established about the concentration limits.

The Bank performs international references determined by the rankings of external risks that allow the analysis of concentration levels in different geographic areas. On the other hand, at the legal level, the Bank is governed by the concepts and methodologies established by the external norms regarding the construction, administration and control of the concentration of economic groups.

The following classifications are established for the analysis of concentration:

●	By country: Based on the country where the loans were originated.
●	By sector: According to the sectorial sub-segmentation defined by the Bank based mainly on the code CIIU[1].
●	By categories: According to the portfolio category of each agreement (commercial, financial leases, consumer loans, small business loans and mortgages).
●	By economic group: According to the characteristics of economic groups as established by regulations.
●	By maturity: According to the remaining term to loan maturity.
●	By past due days: This concentration evaluates loans that are more than one month overdue.

1 CIIU: International Standard Industrial Classification of All Economic Activities.

b.     Credit Quality Analysis - Loans and Financial Leases

Rating System for Credit Risk Management

The principal aim of this rating system is to determine the risk profile of the borrower, which is obtained through a rating.

The rating for corporate loans is assigned principally based on the analysis of the interrelation of both qualitative and quantitative elements that can affect the fulfillment of the financial commitments acquired by a borrower. Information from financial statements, profit and loss statements, historical payment behavior both with the Bank and with other entities, and qualitative information on variables that are not explicit in the financial statements are taken into account, as well as client transactional information such as alternative variables. The rating model is applied at the origination of the loan and is updated by a central qualification office to undertake a periodical evaluation of the loan portfolio.

In the case of a retail customer, granting and behavior scoring models are used in order to identify the level of risk associated with the borrower. These models include information such as personal details, financial information and transactional, historical behavior, the total number of credit products and external information from credit bureaus.

Description of Loans and Financial Leases

In order to evaluate and manage credit risk, the credits and financial leasing operations have been classified as:

•      Commercial and Financial Leases:

Loans granted to individuals or companies in order to carry out organized economic activities and are not classified as small business loans.

The borrowers in this portfolio are mainly made up of companies, segmented in homogenous groups that are constituted according to size, annual sales or main activity. The following variables are part of this classification:

Segment	Incomes/Sales
Corporate

Companies with consolidated annual sales by economic group >= COP 100,000 M. Banistmo places borrowers with annual sales >= USD 10 M. Banco Agrícola and BAM place borrowers with annual sales >= USD 25 M.

Business

Companies with consolidated annual sales by economic group > = COP 13,000 M and < COP 100,000 M. For Banco Agricola borrowers with annual sales >= USD 7 MM y < USD 25 MM and BAM, with annual sales >= USD 5 M and < USD 25 M.

Commercial	For BAM, companies with annual sales >= USD 2 M y < USD 5 M.
Business Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group >= COP 58,000 M and <= COP 200,000 M or commercial size > = $15,000 M and < $70,000 MM, or project size >= $500,000 M and < $2,200 billion

Corporate Construction

Constructors who dedicate themselves to the construction of buildings to be sold or rented as their main activity, with consolidated annual sales by economic group > COP 200,000 M or commercial size > = $70,000 M or project size >= $2,200 billion

SME Construction

Constructors who dedicate themselves professionally to the construction of buildings to be sold or rented as their main activity with consolidated annual sales by economic group >= COP 380 M and <= COP 58,000 M or commercial size < $715,000 M or project size < $500,000 M.

Institutional Financing	Financial sector institutions.
Government	Municipalities, districts, departments with their respective decentralized organizations and entities at the national level with incomes >= COP 20,000 M.
SME

Annual sales < COP 13,000 M, with a classification between small, medium, large and plus except for Banistmo which places borrowers < USD 10 M in annual sales. For Banco Agrícola, borrowers with annual sales < USD 7 M and BAM, borrowers with annual sales < USD 2 M.

•      Consumer:

Loans and advances, regardless of amount, granted to individuals for the purchase of consumer goods or to pay for non-commercial or business services. These loans are classified as follows:

Classification
Vehicles	Credits granted for the acquisition of vehicles and motorcycles. The vehicle financed is used as collateral for the loan.
Credit cards	Revolving credit limits for the acquisition of consumer goods, utilized by means of a plastic card, a virtual card or a token in digital wallets.
Payroll loans	It is a credit line attached to an authorized individual payroll and pension amount.
Other loans	Loans granted for the acquisition of consumer goods other than vehicles and Payroll loans Credit cards are not included in this segment.

The counterparties in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.

•      Mortgage:

These are loans, regardless of amount, granted to individuals for the purchase of a new or used house, commercial real estate or construction of a home. These loans include loans denominated in local units or local currency that are guaranteed by a senior mortgage on the property and that are financed with a total repayment term of 5 to 30 years.

The counterparties in the mortgage portfolio are mainly made up of individuals segmented in homogenous groups, which are formed according to their size, which is calculated by their monthly income.

•      Small Business Loans:

These are issued for the purpose of encouraging the activities of small business and are subject to the following requirements in Colombia: (i) their indebtedness with all entities cannot exceed 120 minimum wages (excluding mortgage obligations for housing financing); (ii) the client's total assets, excluding mortgage assets, are less than 500 minimum wages.

The borrowers in this portfolio are mainly individuals, segmented in homogenous groups, which are formed according to their commercial size, which is calculated by their monthly income.

Analysis of the behavior and impairment of the loan portfolio and financial lease operations

As of December 31, 2023, the Bank’s total loan portfolio, valued in Colombian pesos, registered an decrease of 5.9% compared to December 2022, driven by to the appreciation of the peso against the dollar during the analysis period, which affected the re-expression in pesos of the foreign currency portfolio of the Bank and the contraction in consumer and small business loans, mainly for Bancolombia, added to the reduction in the commercial portfolio of Banco Agricola, Banistmo and BAM, a fact attributable to a greater extent to the global economic slowdown. The 30-day past due loan ratio (consolidated) reaching at 5.39% in December 2023 compared to 3.55% in December 2022, associated with macroeconomic effects that affect both natural person and legal entity, such as high levels of inflation, interest rates and slowdown in most sectors. During the period, different strategies were developed throughout the credit cycle, which allowed the implementation of anticipated and coherent actions to the reality of customers and their environment, in order to limit the deterioration and place them in better risk profiles.

●	Commercial loans and financial leases amounted to COP 161,964 billion, which represented a decrease of 5.6% compared to 2022. The 30-day past due loan ratio was 3.50% compared to 2.39% as of December 2022.
●	Consumer loans amounted to COP 54,592 billion, which represented a decrease of 8.4% compared to 2022. The 30-day past due loan ratio was 9.48% compared to 5.82% as of December 2022.
●	Mortgage loans totaled to COP 36,250 billion, which represented a decrease of 3.0% compared to 2022. The 30-day past due loan ratio was 7.52% compared to 4.95% as of December 2022.
●	Small Business loans ended at COP 1,145 billion, which represented a decrease of 13.8% with respect to 2022. The 30-day past due loan ratio was 12.17% compared to 11.48% as of December 2022.

In order to monitor credit risk associated with clients, the Bank has established regular meetings conducted by the AEC Committee to identify events that can lead to a reduction in borrowers’ ability to pay. Generally, clients with good credit behavior could be included in the watch list in case of detecting any event that can lead to future financial difficulties to repay their loans; for instance, internal factors such as the economic activity and sector, financial weakness, impacts of macroeconomic conditions, changes in corporate governance and other situations that could affect clients’ business. The amount and allowance of clients included in the described watch list, as of December 31, 2023 and December 2022 is shown below:

December 2023:

Watch List december 31, 2023
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	14,358,838	1.02%	146,014
Level 2 – Medium Risk	4,744,341	7.38%	349,972
Level 3 – High Risk	2,886,649	53.31%	1,538,882
Level 4 – High Risk	5,239,356	73.24%	3,837,196
Total	27,229,184	21.57%	5,872,064

December 2022:

Watch List december 31, 2022
In millions of COP
Risk Level	Amount	%	Allowance
Level 1 – Low Risk	10,467,361	1.50%	157,131
Level 2 – Medium Risk	7,408,528	9.36%	693,260
Level 3 – High Risk	2,265,069	52.04%	1,178,800
Level 4 – High Risk	6,442,895	82.16%	5,293,593
Total	26,583,853	27.55%	7,322,784

Loans and Financial Leases Collateral

The Bank obtains collateral for loans and leases in order to mitigate credit risk by foreclosing the collateral when the borrower cannot fully repay the loan or lease. Collateral is considered in the determination of the allowance for loans and advances and lease losses when it complies with the following conditions:

●	Its fair value was established according to technical and objective criteria.
●	The Bank is granted a preference to obtain the payment of the obligation, becoming an effective legal mechanism over it.
●	Its performance is reasonably possible.

The Bank has defined the criteria for collateral enforceability, which are established according to the classification of the loan portfolio. In addition, the Bank has set guidelines to value collateral and the frequency of such valuations, as well as those guidelines related to the legalization, registry and maintenance of the collateral. Likewise, the Bank has defined the criteria for insurability, custody and the necessary procedures for their cancellation.

The update of the fair value of mortgages and vehicles collaterals for the loan portfolio is made at least once a year. The methodology used to estimate the fair value of the properties is applied by external and independent entities. Updating the fair value of the vehicles is done through guides and valid values commonly used as reference to set the value of a vehicle. The fair value of real state and vehicles are classified in levels 2 and 3 depending on the observability and significance of the inputs used in the valuation techniques according to the hierarchy established by IFRS 13.

To determine the suitability of appraiser’s selection, there are internal guidelines to be fulfilled related to independence, professional certification, reputation and experience. In a similar way, to validate the appraisal´s suitability, the bank has defined guidelines based on current regulations which are related to methodologies, report quality and commercial value.

During the reporting period, the Bank’s collateral policies have not changed significantly in relation to the way collateral is held and its overall quality.

The following table shows loans and financial leases, classified in commercial, consumer, mortgage, financial leases and small business loans, and disaggregated by type of collateral:

December 31, 2023
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	23,368,950	1,693,007	34,253,140	10	319,038	59,634,145
Goods Given in Real Estate Leasing	-	-	189	17,104,180	-	17,104,369
Goods Given in Leasing Other Than Real Estate	-	26	-	8,580,543	-	8,580,569
Stand by Letters of Credit	1,052,764	-	-	-	-	1,052,764
Security Deposits	447,306	370,286	-	-	103,013	920,605
Guarantee Fund	4,012,115	191	-	60,242	52,222	4,124,770
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,673,320	57,306	-	-	420	6,731,046
Other Collateral (Pledges)	2,957,482	7,286,581	39,432	-	2,499	10,285,994
Without Guarantee (Uncovered Balance)	96,175,459	45,184,372	1,957,647	1,532,082	667,825	145,517,385
Total loans and financial leases	134,687,396	54,591,769	36,250,408	27,277,057	1,145,017	253,951,647

December 31, 2022
Amount Covered by Collateral
In Millions of COP
				Financial	Small
Nature of the Collateral	Commercial	Consumer	Mortgage	Leasing	Business	Total
Real Estate and Residential	28,426,583	2,094,966	34,941,415	13	494,198	65,957,175
Goods Given in Real Estate Leasing	-	-	193	17,031,277	-	17,031,470
Goods Given in Leasing Other Than Real Estate	-	39	-	7,975,353	-	7,975,392
Stand by Letters of Credit	604,309	-	-	-	3,375	607,684
Security Deposits	450,157	464,940	-	-	133,112	1,048,209
Guarantee Fund	4,976,395	1,168	-	77,695	132,290	5,187,548
Sovereign of the Nation	-	-	-	-	-	-
Collection Rights	6,048,311	54,112	-	-	437	6,102,860
Other Collateral (Pledges)	3,382,334	7,963,563	57,360	-	3,696	11,406,953
Without Guarantee (Uncovered Balance)	99,649,764	49,009,933	2,372,405	3,013,378	560,968	154,606,448
Total loans and financial leases	143,537,853	59,588,721	37,371,373	28,097,716	1,328,076	269,923,739

The Bank closely monitors financial assets that are classified in Stage 3, to the point that a specific methodology for calculating expected credit losses is applied using a sophisticated approach named “ECL model under collateral Methodology”, which considers components like the forecasts of future collateral valuations, including expected sale discounts; time to realization of collateral, cure rates, external costs of realization of collateral, among others; as a consequence of the higher likelihood that the bank will take possession of these collaterals in order to mitigate potential credit losses.

The Financial assets that are classified in Stage 3 and are evaluated under this methodology are shown below:

December 31, 2023
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	700,120	274,641	425,479	1,176,130
Consumer
Mortgage	383,878	94,260	289,618	331,738
Small Business Loans
Financial Leases	699,803	383,127	316,676	1,263,274
Total credit assets	1,783,801	752,028	1,031,773	2,771,142

December 31, 2022
In Millions of COP
Classification	Amount	Allowance	Total	Fair Value of Collateral
Commercial	653,619	317,950	335,669	1,185,888
Consumer
Mortgage	350,380	82,378	268,002	406,990
Small Business Loans
Financial Leases	669,804	267,200	402,604	1,083,968
Total credit assets	1,673,803	667,528	1,006,275	2,676,846

A portion of the Bank’s financial assets originated by the mortgage and commercial business has sufficiently low ‘loan to value’ (LTV) ratios, which results in no loss allowance being recognized in accordance with The Bank’s expected credit loss model. The carrying amount of such financial assets is COP 206,871 as at December 31, 2022 and COP 204,268 as at 31 December 2021.

Foreclosed assets and other credit mitigants

Assets received in lieu of payment (foreclosed assets) are recognized on the statement of financial position when current possession of the asset takes place.

Foreclosed assets such as immovable and movable property, equity securities and other financial assets, are received based on a commercial valuation, and their net realizable value is given by a specialized team.

During the years ended December 31, 2023 and 2022, the Bank entered into non-cash operating and investing activities related to restructured loans and returned properties that were transferred to assets held for sale and inventories amounting to COP 1,361,465 and COP 889,752, respectively.

The Bank classifies foreclosed assets after acknowledgment of the exchange operation according to the intention of use, as follows:

●	Non-current assets held for sale.
●	Other marketable assets.
●	Other non-marketable assets.
●	Inventories.

Collateral classified as non-current assets held for sale are those expected to be sold in the following 12 months. When there are market restrictions that do not allow their realization in less than 12 months and this period is extended, retroactive depreciation must be charged to results and the asset value will be reduced by the depreciation value.

Foreclosed assets classified as non-current assets held for sale are those expected to be sold in the following 12 months. The non-current assets held for sale that cease to comply with the guidelines of immediately sell, must be classified as “Other marketable assets” and if it’s necessary, their book value would be adjusted.

c.     Risk Concentration – Loans and Advances

The analysis of credit risk concentration is done by monitoring the portfolio by groups such as: loan categories, maturity, past due days, economic sector, country and economic group, as shown here:

●      Loans concentration by category

The composition of the credit portfolio in commercial, consumer, mortgage, financial leases and small business loans categories for the periods ending on December 31, 2023 and December 31, 2022, it is as follows:

Composition	December 31, 2023	December 31, 2022
In millions of COP
Commercial	134,687,396	143,537,853
Corporate	69,843,654	79,766,203
SME	14,200,557	15,864,828
Others	50,643,185	47,906,822
Consumer	54,591,769	59,588,721
Credit card	11,207,731	11,388,043
Vehicle	5,409,226	5,173,235
Payroll loans	9,461,889	10,838,679
Others	28,512,923	32,188,764
Mortgage	36,250,408	37,371,373
VIS[2]	12,997,624	12,318,512
Non- VIS	23,252,784	25,052,861
Financial Leases	27,277,057	28,097,716
Small Business Loans	1,145,017	1,328,076
Loans and advances to customers and financial institutions	253,951,647	269,923,739
Allowance for loans and advances and lease losses	(16,223,103)	(15,479,640)
Total net loan and financial leases	237,728,544	254,444,099

•      Concentration of loan by maturity

The following table shows the ranges of maturity for the credit loans and financial leases, according for the remaining term for the completion of the contract of loans and financial leases at the end of December 2023 and December 2022:

December 31, 2023
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	40,601,345	57,828,301	35,936,869	320,881	134,687,396
Corporate	22,360,108	27,329,312	19,970,727	183,507	69,843,654
SME	4,486,326	7,497,307	2,200,274	16,650	14,200,557
Others	13,754,911	23,001,682	13,765,868	120,724	50,643,185
Consumer	1,289,150	26,549,043	26,086,537	667,039	54,591,769
Credit card	417,390	1,755,518	9,034,823	-	11,207,731
Vehicle	55,295	2,982,439	2,371,163	329	5,409,226
Order of payment	57,211	1,872,546	7,061,605	470,527	9,461,889
Others	759,254	19,938,540	7,618,946	196,183	28,512,923
Mortgage	75,189	1,005,831	9,601,783	25,567,605	36,250,408
VIS	23,303	264,232	2,157,322	10,552,767	12,997,624
Non-VIS	51,886	741,599	7,444,461	15,014,838	23,252,784
Financial Leases	1,639,218	9,165,622	12,939,908	3,532,309	27,277,057
Small business loans	208,429	737,255	194,581	4,752	1,145,017
Total gross loans and financial leases	43,813,331	95,286,052	84,759,678	30,092,586	253,951,647

December 31, 2022
		Between 1 and 5	Between 5 and 15	Greater Than 15
Maturity	Less Than 1 Year	Years	Years	Years	Total
In millions of COP
Commercial	41,624,418	63,696,431	38,127,660	89,344	143,537,853
Corporate	22,737,806	32,474,514	24,547,720	6,163	79,766,203
SME	4,715,405	9,011,823	2,110,855	26,745	15,864,828
Others	14,171,207	22,210,094	11,469,085	56,436	47,906,822
Consumer	1,276,398	36,662,101	20,790,945	859,277	59,588,721
Credit card	341,644	9,658,986	1,387,413	-	11,388,043
Vehicle	56,869	2,453,692	2,662,171	503	5,173,235
Order of payment	53,455	1,955,842	8,274,849	554,533	10,838,679
Others	824,430	22,593,581	8,466,512	304,241	32,188,764
Mortgage	65,252	1,017,950	10,018,853	26,269,318	37,371,373
VIS	16,905	246,203	1,934,490	10,120,914	12,318,512
Non-VIS	48,347	771,747	8,084,363	16,148,404	25,052,861
Financial Leases	2,215,774	8,560,553	13,798,615	3,522,774	28,097,716
Small business loans	199,488	834,176	282,515	11,897	1,328,076
Total gross loans and financial leases	45,381,330	110,771,211	83,018,588	30,752,610	269,923,739

2 VIS: Social Interest Homes, corresponds to mortgage loans granted by the financial institutions of amounts less than 135 minimum wages.

•      Concentration by past due days

The following table shows the loans and financial leases according to past due days for the periods ending on December 31, 2023 and December 31, 2022. Loans or financial leases are considered past due if it is more than one month overdue (i.e. 31 days):

December 31, 2023
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	129,866,971	500,794	205,141	1,777,620	2,336,870	134,687,396
Consumer	49,418,431	2,244,017	794,005	1,994,748	140,568	54,591,769
Mortgage	33,524,034	1,290,817	212,433	599,351	623,773	36,250,408
Financial Leases	26,436,493	247,124	56,434	196,578	340,428	27,277,057
Small Business Loans	1,005,725	50,138	14,859	58,244	16,051	1,145,017
Total	240,251,654	4,332,890	1,282,872	4,626,541	3,457,690	253,951,647

December 31, 2022
Past-due
					More Than 360
Period	0 - 30 Days	31 - 90 Days	91 - 120 Days	121 - 360 Days	Days	Total
In millions of COP
Commercial	140,277,356	427,127	140,582	604,363	2,088,425	143,537,853
Consumer	56,121,232	1,578,302	521,407	1,201,421	166,359	59,588,721
Mortgage	35,520,689	578,116	144,580	524,619	603,369	37,371,373
Financial Leases	27,250,876	205,639	53,469	117,808	469,924	28,097,716
Small Business Loans	1,175,668	66,979	15,262	54,439	15,728	1,328,076
Total	260,345,821	2,856,163	875,300	2,502,650	3,343,805	269,923,739

•      Concentration of loans by economic sector

The following table contains the detail of the portfolio of loans and financial leases by main economic activity of the borrower for the periods ending on December 31, 2023 and December 31, 2022:

December 31, 2023
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	5,162,973	2,488,789	7,651,762
Petroleum and Mining Products	1,846,238	234,523	2,080,761
Food, Beverages and Tobacco	9,147,936	888,429	10,036,365
Chemical Production	4,299,308	25,409	4,324,717
Government	8,369,707	887,448	9,257,155
Construction	16,202,035	5,561,782	21,763,817
Commerce and Tourism	23,803,830	11,068,049	34,871,879
Transport and Communications	9,574,318	351,176	9,925,494
Public Services	11,758,265	1,286,561	13,044,826
Consumer Services	59,032,642	32,965,565	91,998,207
Commercial Services	27,474,593	7,217,591	34,692,184
Other Industries and Manufactured Products	8,679,684	5,624,796	14,304,480
Total	185,351,529	68,600,118	253,951,647

December 31, 2022
Economic sector	Loans and advances
	Local	Foreign	Total
	In millions of COP
Agriculture	4,822,190	3,306,216	8,128,406
Petroleum and Mining Products	751,401	144,373	895,774
Food, Beverages and Tobacco	9,725,211	1,213,217	10,938,428
Chemical Production	5,029,722	31,773	5,061,495
Government	6,826,772	4,707	6,831,479
Construction	17,828,783	8,066,352	25,895,135
Commerce and Tourism	24,841,275	13,691,154	38,532,429
Transport and Communications	10,345,263	724,740	11,070,003
Public Services	10,121,410	1,684,858	11,806,268
Consumer Services	59,437,125	39,168,939	98,606,064
Commercial Services	24,688,401	10,195,601	34,884,002
Other Industries and Manufactured Products	9,748,529	7,525,727	17,274,256
Total	184,166,082	85,757,657	269,923,739

•      Credit concentration by country

The following information shows the concentration of the loans and financial leases by country in which the Bank are located as of December 31, 2023 and December 31, 2022:

December 31, 2023
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	181,951,462	71.65%	(13,133,577)	80.96%
Panama	38,599,152	15.20%	(1,645,802)	10.14%
El Salvador	15,373,156	6.05%	(552,236)	3.40%
Guatemala	16,958,954	6.68%	(887,518)	5.47%
Puerto Rico	1,068,923	0.42%	(3,970)	0.02%
Other Countries	-	0.00%	-	0.00%
Total	253,951,647	100.00%	(16,223,103)	100.00%

December 31, 2022
			Allowance for loans and
Country	Loans and advances	% Participation	advances and lease losses	% Participation
Colombia	178,168,073	66.01%	(11,505,443)	74.33%
Panama	50,813,521	18.83%	(2,223,118)	14.36%
El Salvador	18,971,871	7.03%	(729,238)	4.71%
Guatemala	20,866,364	7.73%	(950,068)	6.14%
Puerto Rico	1,103,910	0.41%	(71,773)	0.46%
Other Countries	-	0.00%	-	0.00%
Total	269,923,739	100.00%	(15,479,640)	100.00%

•      Credit concentration by economic group

As of December 31, 2023 and 2022, concentration of the 20 largest economic groups amounted to COP 34,134,547 M and COP 33,413,138 M, respectively. This exposure corresponds to all credit active operations of these groups.

d.     Credit quality – Loans and Advances

The following information about credit quality of the borrower for the periods ending December 31, 2023 and December 31, 2022:

December 31 2023
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	120,773,927	5,453,537	8,459,932	134,687,396
Consumer	46,060,615	4,407,067	4,124,087	54,591,769
Mortgage	32,210,648	2,628,654	1,411,106	36,250,408
Small Business Loans	774,571	260,303	110,143	1,145,017
Financial Leases	22,553,128	3,293,100	1,430,829	27,277,057
Loans and Advances	222,372,889	16,042,661	15,536,097	253,951,647

December 31 2022
Classification	Stage 1	Stage 2	Stage 3	Total
	In millions of COP
Commercial	126,530,862	8,062,435	8,944,556	143,537,853
Consumer	51,510,943	5,288,921	2,788,857	59,588,721
Mortgage	34,067,734	1,997,270	1,306,369	37,371,373
Small Business Loans	1,093,973	135,528	98,575	1,328,076
Financial Leases	23,566,544	3,172,285	1,358,887	28,097,716
Loans and Advances	236,770,056	18,656,439	14,497,244	269,923,739

In order to determine the expected credit loss, the Bank considers the economic conditions and performance of the borrower’s industry, the analysis of payments behavior, events that could negatively affect the borrower’s ability to pay, among others factors.

The expected credit loss is determined either by a collective or individual evaluation according to the amount and characteristics of the loan. For further details please see Note 2 Significant Accounting Policies, section 7.4.5 Impairment of financial assets at amortized cost or at fair value through other comprehensive income “FVOCI”.

Impairment loan portfolio analyzed by individual evaluation at COP 5.7 billion, which represented 2.3% of the total portfolio of the Bank.

The table below shows Stage 3 loans and advances according to their type of evaluation for the periods ending December 31, 2023 and December 31, 2022:

December 31 2023
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,198,384	2,825,357	3,261,548	2,401,344
Consumer	-	-	4,124,087	3,460,299
Mortgage	-	-	1,411,106	553,370
Financial Leases	562,716	315,979	868,113	356,526
Small Business Loan	-	-	110,143	77,923
Total	5,761,100	3,141,336	9,774,997	6,849,462

December 31 2022
Impairment	Individual Evaluation		Collective Evaluation
	Carrying Amount	ECL	Carrying Amount	ECL
In millions of COP
Commercial	5,990,389	3,650,680	2,954,167	2,202,638
Consumer	-	-	2,788,857	2,354,412
Mortgage	-	-	1,306,369	561,016
Financial Leases	554,698	276,392	804,189	346,434
Small Business Loan	-	-	98,575	67,447
Total	6,545,087	3,927,072	7,952,157	5,531,947

Sensitivity analysis

The variables with the greatest influence for each country on the expected credit loss (ECL) assessment for the loan portfolio and financial leasing are:

Colombia:

•GDP growth: due to the impact on the performance of companies and the valuation of collaterals;

•Interest rates: because of its direct impact on the obligations’ repayment.

Panama:

•GDP growth: due to the impact on the performance of companies and the valuation of collaterals;

•Consumer price index: due to its significant impact on the clients’ repayment capacity.

El Salvador:

•GDP growth: due to the impact on the performance of companies and the valuation of collaterals;

•Consumer price index: due to its significant impact on the clients’ repayment capacity.

Guatemala:

•GDP growth: due to the impact on the performance of companies and the valuation of collaterals;

•Interest rates: because of its direct impact on the obligations’ repayment.

The change in the expected credit losses (ECL) at 31 of December 2023, as a result of a possible positive or negative 1% (100 basis points) change in those variables were assessed based on the assumptions used to calculate the ECL for each of the scenarios: base, optimistic and pessimistic, as following:

		Fiscal Budget Balance – Current account deficit – Inflation – Interest Rate
		In Millions of COP
		[+1%]	Unchanged	[-1%]
	[+1%]	73,940	-141,718	-344,396

GDP Growth	Unchanged	215,658	-	-202,678

	[-1%]	389,759	174,101	-28,576

The Bank has estimated the impact on the expected credit loss (ECL) assuming the forward-looking scenarios (e.g. optimistic and pessimistic) were weighted 100% instead of applying scenario probability weights across the two scenarios. The table below shows the impact on the expected credit loss (ECL) for each methodology:

	2023		2022
As of 31 December	Optimistic	Pessimistic	Optimistic	Pessimistic
In millions of COP
Collective methodology	(437,294)	343,209	(306,602)	277,296
Collateral methodology	(149,983)	137,172	(150,312)	115,074
Individual methodology*	(240,474)	605,152	(825,111)	817,330
Total	(827,751)	1,085,533	(1,282,025)	1,209,700

*For individual methodology, the applied scenarios are the base in the optimistic scenario and the alternative in the pessimistic scenario with a weighting of 100% each.

e.     Credit Risk Management – Other Financial Instruments:

Each one of the positions that make up the portfolio complies with the policies and limits that seek to diminish credit risk exposure. Those policies are, among others:

●	Term Limits: The Credit Committee evaluates and reviews the result of the authorized model for the different counterparties according to quantitative and qualitative variables, allowing it to establish the maximum term to which the Bank wishes to have exposure..
●	Credit Limits: Approved limits under the model and with authorization from the Credit Committee, as well as the exposure, are monitored in line or batch, in such a way as to mitigate the occurrence of excesses and, in the event that there is a need for them, applies to the current attribution system..
●	Counterparty Limits: These limits, derived from the credit limits or from allocation models and are verified by the Front Office prior to the close of operations.
●	Master Agreement: These bilateral agreements describe the handling of operations between the counterparties in accordance with good international practices and that limit the legal and financial risk under the occurrence of events of default (failure to pay or delivery). Mitigation mechanisms, procedures to be carried out in the case of these events of default, special conditions by type of operation and that are applied to OTC derivatives, Repos and other securities financing transactions, are all agreed upon.
●	Margin Agreements: For OTC derivatives operations and other securities financing transactions, agreements that regulate the administration of guarantees, haircuts, adjustment periods, minimum transfer amounts, etc., and that limit risk for a period of time (one day, one week, etc.), are established for counterparties involved in the operation.
●	Counterparty Alerts: There are financial, qualitative and market indicators that allow the Bank to establish damages to the credit quality of an issuer or counterparty.

f.     Credit Quality Analysis - investment financial instruments:

In order to evaluate the credit quality of a counterparty or issuer (to determine a risk level or profile), the Bank relies on two rating systems: an external one and an internal one, both of which allow to identify a degree of risk differentiated by segment and country and to apply the policies that have been established for issuers or counterparties with different levels of risk, in order to limit the impact on liquidity and/or the income statement of the Bank.

External credit rating system is divided by the type of rating applied to each instrument or issuer; in this way the geographic location, the term and the type of instrument allow the assignment of a rating according to the methodology that each examining agency uses.

Internal credit rating system: the “ratings or risk profiles” scale is created with a range of levels that go from low risk to high risk (this can be reported in numerical or alphanumerical scales), where the rating model is sustained by the implementation and analysis of qualitative and quantitative variables at sector level, which according to the relative analysis of each variable, determine credit quality; in this way the internal credit rating system aims to establish adequate margin in decision-making regarding the management of financial instruments.

Credit Quality Analysis of the Bank

	Debt instruments		Equity			Other financial instruments(1)			Derivatives(2)
	2023	2022	2023	2022		2023		2022	2023	2022
Maximum Exposure to Credit Risk
Low Risk	21,078,496	21,851,178	220,967	222,843		21,976		12,821	1,711,788	9,119,402
Medium Risk	827,469	2,090,039	17,354	19,074		-		-	316	14,464
High Risk	3,242,504	3,476,980	587	13,728		2,966		-	17,327	55,622
Without Rating	-	-	304,302	289,023		13,377		29,350	95,319	-
Total	25,148,469	27,418,197	543,210	544,668	-	38,319	-	42,171	1,824,750	9,189,488
(1)	Corresponds to SAFE "Simple Agreement for Future Equity", in Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A (For 2023). For the year 2022 were revealed as debt securities and equity.
(2)	For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

In accordance with the criteria and considerations specified in the internal rating allocation and external credit rating systems methodologies, the following schemes of relation can be established, according to credit quality given to each one of the qualification scales:

Low Risk: All investment grade positions (from AAA to BBB-), as well as those issuers that according to the information available (financial statements, relevant information, external ratings, CDS, among others) reflect adequate credit quality.

Medium Risk: All speculative grade positions (from BB+ to BB-), as well as those issuers that according to the available information (Financial statements, relevant information, external qualifications, CDS, among others) reflect weaknesses that could affect their financial situation in the medium term.

High Risk: All positions of speculative grade (from B+ to D), as well as those issuers that according to the information available (Financial statements, relevant information, external qualifications, CDS, among others) reflect a high probability of default of financial obligations or that already have failed to fulfill them.

•      Financial credit quality of other financial instruments that are not in default nor impaired in value

Debt instruments: 100% of the debt instruments are not in default.

Equity: The positions do not represent significant risks.

Derivatives: 99.9% of the credit exposure does not present incidences of material default. The remaining percentage corresponds to default events at the end of the period.

•      Maximum exposure level to the credit risk given:

	Maximum Exposure		Collateral*		Net Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Debt instruments	25,148,469	27,418,197	(1,407,484)	(741,197)	23,740,985	26,677,000
Derivatives **	1,824,750	9,189,488	(698,662)	(138,416)	1,126,088	9,051,072
Equity	543,210	544,668	-	-	543,210	544,668
Other financial instruments	38,319	42,171	-	-	38,319	42,171
Total	27,554,748	37,194,524	(2,106,146)	(879,613)	25,448,602	36,314,911

●	Analysis of the maturity of other financial instruments past due but not impaired
-	Debt instruments: Portfolio does not present past due nor impaired assets.
-	Equity: Portfolio does not present impaired assets.
-	Derivatives: The past due assets are not material.
●	The information corresponding to the individual evaluation of impairment at the end of the period for other financial instruments, is detailed as follows:

Debt instruments

	Exposure		Impairment		Final Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Fair Value	18,244,584	19,016,935	5,562	2,286	18,239,022	19,014,648
Amortized Cost	6,903,885	8,401,262	55,803	64,903	6,848,082	8,336,360
Total	25,148,469	27,418,197	61,365	67,189	25,087,104	27,351,008

Equity

	Exposure		Impairment		Final Exposure
	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Fair Value through profit or loss	98,853	90,538	-	-	98,853	90,538
Fair Value through OCI	444,357	454,130	-	-	444,357	454,130
Total	543,210	544,668	-	-	543,210	544,668

Collateral- investment financial instruments:

Level of collateral: respect to the type of asset or operation, a collateral level is determined according to the policies defined for each product and the market where the operation is carried out.

Assets held as collateral in organized markets: the only assets that can be received as collateral are those defined by the central counterparties, the stock market where the operation is negotiated, those assets that are settled separately in different contracts or documents, which can be managed by each organization and must comply with the investment policies defined by the Bank, taking into account the credit limit for each type of asset or operation received or delivered, which collateral received are the best credit quality and liquidity.

Assets received as bilateral collateral between counterparties: the collateral accepted in international OTC derivative operations is agreed on bilaterally in the Credit Support Annex (CSA)[1] and with fulfillment in cash in dollars and managed by Citibank N.A.. This company acts on behalf of Bancolombia for making international margin calls and providing a better management of the collateral.

Collateral adjustments for margin agreements: the adjustments will be determined by the criteria applied by both the external and internal regulations in effect, and at the same time, mitigation standards are maintained so that the operation fulfills the liquidity and solidity criteria for settlement. Among the main characteristics by product or market, we have:

-	With respect to the derivative operations, these are carried out daily, with threshold levels of zero for the majority of counterparties, which reduces the exposure to a term that does not exceed 10 days, according to Basel.

-	For buy-sell backs, repos and other securities financing transactions, daily monitoring is done in order to establish the need to adjust the collateral in such a way that these are applied in as little time as possible, according to the contracts or market conditions.

1 A Credit Support Annex (CSA) provides credit protection by setting forth the rules governing the mutual posting of collateral. CSAs are used in documenting collateral arrangements between two parties that trade privately negotiated (over-the-counter) derivative securities. The trade is documented under a standard contract called a master agreement, developed by the International Swaps and Derivatives Association (ISDA).

-	For all international counterparties, margin agreements that limit exposure to the maximum and with a daily adjustment period are celebrated. These margin agreements are celebrated under ISDA(International Swaps and Derivatives Association)[2] and GMRA (Global Master Repurchase Agreement)[3] both for OTC derivatives and securities financing transactions.

-	For every local counterparty, the local framework agreement is signed (agreement developed by the industry) and the mitigating actions to apply in each operation are agreed upon, whether for margin agreements, re-couponing, early termination, among others.

-	For repos, buy-sell backs and other securities financing transactions, these are agreed upon by organized markets that in general implicate complying with haircut or additional collateral rules.

-	The central counterparty carries out daily control and monitoring processes in order to comply with the rules imposed by these organizations in such a way that we are always making daily adjustments at the demanded collateral level.

●Level of collateral held:

	Collateral*		Main type of collateral
	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Debt Securities	(1,407,483)	(741,197)	Government bonds (TES)	Government bonds (TES)
Derivatives	(698,663)	(138,416)	Cash	Cash
Equity	-	-
Total	(2,106,146)	(879,613)

*      Collateral Held (-) and Collateral Pledged (+).

g.     Credit risk concentration - other financial instruments:

According to the regulations, the Bank must control on a daily basis the risk of positions of the Bank’s companies where the same issuer or counterparty stands, below the legal limits.

By the same way, the positions of the Bank are verified in respect of the authorized risk levels in each country in order to guarantee the alerts and positions limits, that are considered outside of the Bank risk appetite.

Privately negotiated (over-the-counter) derivative securities. The trade is documented under a standard contract called a master agreement, developed by the International Swaps and Derivatives Association (ISDA).

2 ISDA: Organization of participants in the OTC derivatives markets. Its main objective is to establish a reference framework through standard contracts for OTC derivatives trading.

3  GMRA: It is a model legal agreement designed for parties transacting repos and is published by the International Capital Market Association (ICMA).

	Debt instruments		Equity		Other financial instruments(1)		Derivatives(2)
	2023	2022	2023	2022	2023	2022	2023	2022
Maximum Exposure to Credit Risk
Sector Concentration
Corporate	3,675,913	4,197,844	279,396	329,249	23,887	42,171	951,573	1,403,527
Financial	4,626,294	5,268,337	211,037	199,760	14,432	-	870,598	7,096,094
Government	16,827,596	17,924,261	-	-	-	-	-	-
Funds ETF	18,666	27,755	52,777	15,659	-	-	2,579	689,867
Total	25,148,469	27,418,197	543,210	544,668	38,319	42,171	1,824,750	9,189,488
Concentration by Region
North America	4,666,195	5,686,298	197	125	-	-	344,639	3,285,822
Latin America	20,440,893	20,004,790	529,033	473,259	38,319	29,187	1,009,595	2,102,995
Europe	41,381	-	-	-	-	12984	467,937	3117284
Others (Includes Funds and ETF)	-	1,727,109	13,980	71,284	-	-	2,579	683,387
Total	25,148,469	27,418,197	543,210	544,668	38,319	42,171	1,824,750	9,189,488
(1)

Corresponds to SAFE "Simple Agreement for Future Equity", in Inversiones CFNS S.A.S., Sistema de Inversiones y Negocios, S.A. and Banagrícola S.A (For 2023). For the year 2022 were revealed as debt securities and equity.

(2)   For derivatives transactions counterparty risk is disclosed as long as the valuation is positive.

Risk exposure by credit rating

	Other financial instruments
	2023	2022
Maximum Exposure to Credit Risk
Sovereign Risk	7,520,002	7,025,658
AAA	9,613,353	14,570,753
AA+	2,934,561	1,448,837
AA	761,139	723,019
AA-	285,253	794,748
A+	763,754	3,549,222
A	465,025	516,950
A-	396,755	1,628,479
BBB+	604,672	1,395,620
BBB	243,820	1,027,745
BBB-	1,808,396	1,332,161
Other	1,745,020	2,862,959
Not rated	412,998	318,373
Total	27,554,748	37,194,524

Note: * Internal homologation

At the end of the year, the Bank’s positions are not in excess of the concentration limit, according to the applicable laws.

Relevant facts

In 2023 inflation rate decreased to 9.28% vs 13.12% in December 2022, Banco de la República de Colombia (Central bank) placed rates at the end of December 2023 up to 13% vs 12% in December 2022, this condition maintains the devaluation of portfolios as its main consequence. According to the economic expectations survey, inflation rate would be located in the range of 5.2% - 5.7% by the end of December 2024 and whether the restrictive monetary stance continues, stress in the financial system will be maintained, generating possible devaluations in some sectors in Economy.

In the International fixed income international market, there was a change in the monetary expansion posture with an increase in the interest rate by the Federal Reserve from 4.05% in December 2022 to 5.50% in July 2023, which was maintained until December 2023, an CPI control measure that closed at 3.4% for the US. The changes in monetary policy, the global economic recession and the resurgence of geopolitical tensions, deepen the risks of devaluation in some markets or the opportunities for appreciation in others.

The Colombian stock market closed December 2023 with an annual devaluation of (-7.07%), explained by several factors, among which are the uncertainty due to political tensions corresponding to the pension, health and energy reforms, in addition to the increase in the prices of products and the behavior of supply, which further drive the country's inflation rate upwards, with which, risks could materialize for the companies in this market until these effects are contained.

The international market closed by December with annual appreciation in the S&P 500 of (+24.23%) and in the Euro Stoxx 50 with annual appreciation of (+19.19%), however, fears of a possible economic recession continue, which as a consequence will affect the financial indicators of the companies in these markets, added to the volatility caused by the increase in military conflicts worldwide.

Negotiation of the different derivative products as of 2023 increased vs 2022 due to increase in the negotiation of interest rate futures (+24.7%) and currency futures (+12.8%) as a consequence of a higher uncertainty regarding the behavior of the monetary policy rate and the behavior of the exchange rate. The USD/COP closed December at COP 3,822.05 with an annual appreciation of (+20.54%) for the Colombian peso.

Concerning of a possible economic recession due to current global inflationary landscape, along with the rise in interest rates and geopolitical tensions, it is possible that records in these macroeconomic variables will be reached, influencing further devaluation of securities in the short and medium term; however, the central banks' measures are expected to contain these macroeconomic effects that continue to negatively impact the markets.

Market risk

Market risk refers to the risk of losses in the Bank’s treasury book due to changes in equity prices, interest rates, foreign-exchange rates and other indicators whose values are set in a public market. It also refers to the probability of unexpected changes in net interest income and equity economic value of equity as a result of a change in market interest rates.

Market risk stems from the following activities at the Bank:

a)	Trading: includes purchase - sale and positioning mainly in fixed income securities, equities, currencies and derivatives, as well as the financial services provided to customers, such as brokerage. Trading instruments are recorded in the treasury book and are managed by the Treasury Division which is also responsible for the aggregated management of exchange rate exposures arising from the banking book and treasury book.

Market risk can also arise from the crypto market fluctuations that affect our crypto assets portafolio held in reserve to facilitate our clients activitivies of Wenia, our digital asset company in Bermudas, which is the only company in Grupo Bancolombia authorized to take this kind of assets, according to our internal policies.

b)    Balance sheet management: refers to the assets and liabilities management, due to mismatches in maturities and repricing of them. The Assets Liability Management Division is responsible for the balance sheet management, preserving the stability of the financial margin and the economic value of equity, maintaining adequate levels of liquidity and solvency. Non-trading instruments are recorded in the Bank’s banking book (the “Banking Book”), which includes primarily loans, time deposits, checking accounts and savings accounts.

In the Bank, the market risks are identified, measured, monitored, controlled and reported in order to support the decision-making process for their mitigation, and to create greater shareholder value added.

The guidelines, policies and methodologies for market risks management are approved by the Board of Directors, thus guaranteeing the congruence and consistency in the risk appetite among subsidiaries. Each country has a local Market and

Liquidity Risk Management Office that applies at an individual level the principles of the Bank´s Market Risks Management Strategy. The Board of Directors and senior management have formalized the policies, procedures, strategies and rules of action for market risk administration in its “Market Risk Manual”. This manual defines the roles and responsibilities within each subdivision of the Bank and their interaction to ensure adequate market risk administration.

The Bank´s Market and Liquidity Risks Management Office, responsible for monitoring and permanently controlling compliance with the limits established, is set up with clear independence from the trading and businesses units, ensuring enforcement authority. This independent control function is complemented by regular reviews conducted by the Internal Audit.

The Bank’s Market and Liquidity Risks Management Office is responsible for: (a) identifying, measuring, monitoring, and controlling the market risk inherent in the Bank’s businesses: (b) the Bank’s exposure under stress scenarios and confirming compliance with the Bank’s risk management policies: (c) designing the methodologies for valuation of the market value of certain securities and financial instruments: (d) reporting to senior management and the Board of Directors any violation of the Bank’s risk management policies: (e) reporting to the senior management on a daily basis the levels of market risk associated with the trading instruments recorded in its treasury book, and (f) proposing policies to the Board of Directors and to senior management that ensure the maintenance of predetermined risk levels. The Bank has also implemented an approval process for new products across each of its subdivisions. This process is designed to ensure that each subdivision is prepared to incorporate the new product into its procedures, that every risk is considered before the product is incorporated and that approval is obtained from the Board of Directors before the new product can be sold.

Market risks arising from trading instruments are measured at the Bank using two different Value at Risk (VaR) methodologies: the standard methodology required by the SFC, and the internal methodology of historical simulation. The standard methodology is established by “Chapter XXXI of the Basic Accounting Circular”, based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee, and is reflected in the Bank’s Capital Adequacy (Solvency) ratio. The internal methodology of weighted historical simulation uses a confidence level of 99%, a holding period of 10 days, and a time frame of one year or at least 250 days from the reference date of the VaR calculation is used, for digital assets the internal methodology uses a holding period of 3 days and a time frame of 4 years, using a multivariate GARCH family model. The standard methodology is used to report the market risk exposure to the Financial Superintendency and is also used to measure the capital requirements for the Bank, therefore the analysis below is based on information obtained from this model.

The Bank’s VaR limits structure for trading activities, is sufficiently granular to conduct an effective control of the various types of market risk factors on which an exposure is held. It ensures that the market risk is not concentrated in certain asset classes and maximizes the portfolio diversification effect. These limits are defined by companies, products or by risk takers. The majority of the limits are based on the maximum VaR values to which a certain portfolio can be exposed, nevertheless, loss triggers, stop loss and sensitivity warning levels are also set, especially in the derivatives portfolios. The limits are approved by the Board of Directors, and set based on factors such as tolerance for losses, capital resources and market´s complexity and volatility. They are monitored daily, and their excesses or violations are reported to the Board of Directors and the Risk Committee.

In order to capture the tail risks, the Expected Shortfall is estimated, with a confidence interval of 97.5%, which corresponds to the expected value of the losses that are greater than or equal to the VaR.Additional measurements such as stress tests are performed, to identify extreme unusual situations that could cause severe losses. Stress simulations include historical events and hypothetical scenarios. Back testing or model validation techniques through comparison of predicted and actual loss level are applied on a regular basis to analyze and contrast the accuracy of the VaR calculation methodology in order to confirm its reliability, and make adjustments to the models if necessary.

Within the control and monitoring processes of market risks, reports are elaborated on a daily and monthly basis. They include an analysis of the most relevant risk measures and allow for monitoring the exposure levels to market risks and to the legal and internal limits established for each one of the levels of the Bank. These reports are taken as an input for the decision-making process in the different Committees and management of the Bank.

For management and control of the market risks of activities other than trading, the Bank uses a comprehensive approach, with a short-term vision, measuring the sensitivity of the net interest margin over a one-year horizon, and a long-term vision, estimating the impact on the economic value of equity through different scenarios. Additionally, triggers are defined for monitoring and controling exposure to the interest rate risk of the banking book positions, which are periodically reported to Senior Management..

The market risk management of the positions in the banking book is carried out in a decentralized and independent manner in each of the banking entities of the Bank, by the Asset and Liability Management areas, in the Finance Department.

Market Risk Management

The following section describes the market risks to which the Bank is exposed and the tools and methodologies used to measure these risks as of December 31, 2023. The Bank faces market risk as a consequence of its lending, trading and investments businesses.

The Bank uses VaR calculation to limit its exposure to the market risk of its Treasury Book. The Board of Directors is responsible for establishing the maximum VaR based on its assessment of the appropriate level of risk for Bancolombia. The Risks Committee is responsible for establishing the maximum VaR for each company and the Propietary Trading Risks Committee is responsible for establishing the maximum VaR by type of investment. These limits are supervised on a daily basis by the Market Risk Management Office.

For managing the interest rate risk from banking activities, the Bank analyzes the interest rate mismatches between its interest earning assets and its interest bearing liabilities and estimates the impact on the net interest income and the economic value of equity. In addition, the foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

a.     Measurement of market risk of trading instruments

The Bank currently measures the treasury book exposure to market risk (including OTC derivatives positions) as well as the currency risk exposure of the banking book, which is provided to the Treasury Division, using a VaR methodology established in accordance with “Chapter XXXI of the Basic Accounting Circular”, issued by the SFC.

The VaR methodology established by “Chapter XXXI of the Basic Accounting Circular” is based on the model recommended by the Amendment to the Capital Accord to Incorporate Market Risks of Basel Committee, which focuses on the treasury book and excludes investments classified as amortized cost which are not being given as collateral and any other investment that comprises the banking book, such as non-trading positions excluding the currency the risk position stemming from investment in affiliated but not consolidated entities denominated in foreign currencies. In addition, the methodology aggregates all risks by the use of correlations, through an allocation system based on defined zones and bands, affected by given sensitivity factors.

The total market risk for the Bank is calculated by the arithmetical aggregation of the VaR calculated for each subsidiary. The aggregated VaR is reflected in the Bank’s Capital Adequacy (Solvency) ratio, in accordance with Decree 2555 de 2010.

For purposes of VaR calculations, a risk exposure category is any market variable that is able to influence potential changes in the portfolio value. Taking into account a given risk exposure, the VaR model assesses the maximum loss not exceeded, over a given period of time. The fluctuations in the portfolio’s VaR depend on volatility, modified duration and positions changes relating to the different instruments that are subject to market risk.

The relevant risk exposure categories for which VaR is computed by the Bank according to “Chapter XXXI, Appendix VI of the Basic Accounting Circular” are: (i) interest rate risks relating to local currency, foreign currency and UVR; (ii) currency risk; (iii) stock price risk; (iv) fund risk. and (v) credit default swaps risk.

•      Interest Rate Risk (Treasury Book)

The interest rate risk is the probability of decrease in the market value of the position due to fluctuations in market interest rates. The Bank calculates the interest rate risk for positions in local currency, foreign currency and UVR separately; in accordance with Chapter XXXI of the Basic Accounting Circular issued by the SFC.

In the first instance, the interest rate risk exposure is determined by the sensitivity calculation for the net position of each instrument. This sensitivity is calculated as the net present value (NPV) of each instrument, its corresponding modified duration and the estimated variation of interest rates. The possible variations in the interest rates are established by the SFC according to the historical behavior of these variables in the markets, and they are a function of the duration and currency, as seen in the following table:

		Modified Duration		Changes in Interest Rates (bps)
Zone	Band	Lower Limit	Upper Limit	Legal Currency	UVR	Foreign Currency
	1	0	0.08	274	274	100
Zone 1	2	0.08	0.25	268	274	100
	3	0.25	0.5	259	274	100
	4	0.5	1	233	274	100
	5	1	1.9	222	250	90
Zone 2	6	1.9	2.8	222	250	80
	7	2.8	3.6	211	220	75
	8	3.6	4.3	211	220	75
	9	4.3	5.7	172	200	70
	10	5.7	7.3	162	170	65
Zone 3	11	7.3	9.3	162	170	60
	12	9.3	10.6	162	170	60
	13	10.6	12	162	170	60
	14	12	20	162	170	60
	15	20		162	170	60

Once the sensitivity factor is calculated for each position, the modified duration is then used to classify each position within its corresponding band. A net sensitivity is then calculated for each band, by determining the difference between the sum of all long-positions and the sum of all short-positions. Then a net position is calculated for each zone (which consists of a series of bands) determined by the SFC. The final step is to make adjustments within each band, across bands and within each zone, which results in a final number that is the interest rate risk VaR by currency. Each adjustment is performed following the guidelines established by the SFC.

The Bank’s exposure to interest risk primarily arises from investments in Colombian government’s treasury bonds (TES).

•      Currency (Treasury and Banking Book), Equity (Treasury Book) and Fund (Treasury Book) Risk

The VaR model uses a sensitivity factor to calculate the probability of loss due to fluctuations in the price of stocks, funds and currencies in which the Bank maintains a position. As previously indicated, the methodology used in these financial statements to measure such risk consists of computing VaR, which is derived by multiplying the position by the maximum probable variation in the price of such positions (“∆p”). The (“∆p”) is determined by the SFC, as shown in the following table:

Currency	Sensitivity Factor
United States Dollar	12.49%
Euro	11.00%
Other currencies	13.02%
Equity and Fund Risk	14.70%

The SFC according to historical market performance establishes the interest rate’s fluctuations and the sensitivity factors for currency, equity and fund risk used in the model.

•      Total Market Risk VaR

The total market risk VaR is calculated as the algebraic sum of the interest rate risk, the currency risk, the stock price risk, fund risk and the credit default swaps risk which are calculated as the algebraic sum of the Parent Company and each of its subsidiaries’ exposure to these risks. Currently, the Bank not present exposure to credit default swaps risk.

The total market risk VaR had a 22.9% increase, from COP 891,569 in December 31, 2022 to COP 1,096,000 as of December 31, 2023. This increase was highlighted by the currency risk VaR, driven by an increase in exposure to the US Dollar for Bancolombia's book. The interest rate risk arise as a result of the increase in the position in Colombian government’s treasury bonds (TES). The equity risk VaR registered a higer risk level and the fund risk VaR registered a lower risk level driven by the detailed risk analysis of the Fund Colombia Inmobiliario that generated a reassign of the market risk factors exposure. This change does not imply an impact on the Bank’s exposure as the sensitivity factors are the same.

The following table presents the total change in market risk and other risk factors.

December 2023
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	405,467	418,472	542,464	383,914
Foreign Exchange Rate Risk VaR	332,662	185,624	374,407	51,410
Equity Risk VaR	342,024	332,443	347,539	312,136
Fund Risk VaR	15,847	23,292	27,923	15,847
Total Value at Risk	1,096,000	959,831

December 2022
In millions of COP
Factor	December 31	Average	Maximum	Minimum
Interest Rate Risk VaR	340,107	381,094	410,605	340,107
Foreign Exchange Rate Risk VaR	78,165	118,620	201,927	78,165
Equity Risk VaR	85,345	98,401	105,263	85,345
Fund Risk VaR	387,952	294,468	387,952	225,401
Total Value at Risk	891,569	892,583

•    Assumptions and Limitations of VaR Models

Although VaR models represent a recognized tool for risk management, they have inherent limitations, including reliance on historical data that may not be indicative of future market conditions or trading patterns. Accordingly, VaR models should not be viewed as predictive of future results. The Bank may incur losses that could be materially in excess of the amounts indicated by the models on a particular trading day or over a period of time, and there have been instances when results have fallen outside the values generated by the Bank’s VaR models. A VaR model does not calculate the greatest possible loss. The results of these models and analysis thereof are subject to the reasonable judgment of the Bank’s risk management personnel.

•      The Bank’s results could adversely affected with high inflation rate

High level of inflation increases interest rates and reduces the market value of the Bank´s debt instruments and increases the market risk in general. Inflation also impacts the real interest rate. When the inflation rate is higher than the nominal interest rate, negative real interest rates discourage saving and the greater variability increases uncertainty and risk, not only in the loan market but also in the stock market.

b. Non-trading instruments market risk measurement

The banking book’s relevant risk exposure is interest rate risk, which is the probability of unexpected changes in net interest income or in the economic value of equity as a result of a change in market interest rates. Changes in interest rates affect the Bank’s earnings because of timing differences on the repricing of the assets and liabilities. The Bank manages the interest rate risk arising from banking activities in non-trading instruments by analyzing the interest rate mismatches between its interest earning assets and its interest bearing liabilities, and estimates the impact on the net interest income and the economic value of equity. The foreign currency exchange rate exposures arising from the banking book are provided to the Treasury Division where these positions are aggregated and managed.

•      Interest Risk Exposure (Banking Book)

The Bank has performed a sensitivity analysis of market risk sensitive instruments estimating the impact on the net interest income of each position in the Banking Book, using a repricing model and assuming positive parallel shifts of 100 basis points (bps).

The table 1 provides information about Bancolombia’s interest rate sensitivity for the statement of financial position items comprising the Banking Book.

Table 1. Sensitivity to Interest Rate Risk of the Banking Book

The chart below provides information about Bancolombia’s interest rate risk sensitivity in local currency (COP) at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
In millions of COP
Assets sensitivity 100 bps	1,152,782	1,060,949
Liabilities sensitivity 100 bps	595,749	545,911
Net interest income sensitivity 100 bps	557,033	515,038

The chart below provides information about Bancolombia’s interest rate risk sensitivity in foreign currency (US dollars) at December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
In millions of USD
Assets sensitivity 100 bps	75,052	84,883
Liabilities sensitivity 100 bps	74,800	71,737
Net interest income sensitivity 100 bps	252	13,146

A positive net sensitivity denotes a higher sensitivity of assets than of liabilities and implies that a rise in interest rates will positively affect the Bank´s net interest income. A negative sensitivity denotes a higher sensitivity of liabilities than of assets and implies that a rise in interest rates will negatively affect the Bank´s net interest income. In the event of a decrease in interest rates, the impacts on net interest income would be opposite to those described above.

Total Exposure:

The net interest income sensitivity in local currency for the banking book instruments, entered for other than trading purposes with positive parallel shifts of 100 basis points was COP 557,033. The variation in the sensitivity of the net interest margin between December 2022 and December 2023 is  due to the increase in the floating loans compensated by the increase in the fixed time deposits.

On the other hand, the sensitivity to the net interest margin in foreign currency, assuming the same parallel shift of 100 basis points, presented a decrease between December 2023 and December 31, 2022, due to the reduction in fixed rate loans and and the increase in fixed rate time deposits.

•Assumptions and Limitations

Net interest income sensitivity analysis is based on the repricing model and considers the following key assumptions: (a) does not consider prepayments, new operations, defaults, etc., (b); the fixed rate instruments sensitivity, includes the amounts with maturity lower than one year and assumes these will be disbursed at market interest rates and (c) changes in interest rate occur immediately and parallel in the yield curves from assets and liabilities for different maturities.

•      Structural equity risk exposure (Banking Book)

Bancolombia’s investment banking affiliate, in its role of financial corporation, holds, directly and through its affiliated companies, structural equity investments. These positions are maintained mostly in the industrial and financial sectors. The market value of those investments decreased by 27.4% during the year, from COP 56,607 million as of December 31, 2022 to COP 41,096 million as of December 31, 2023, mainly, as a result of the reduction in the market value of the investments in Enka Shares.

The structural equity positions are exposed to market risk. Sensitivity calculations are made for those positions:

	December 31, 2023	December 31, 2022
Fair Value	41,096	56,607
Delta	14.70%	14.70%
Sensitivity	6,041	8,321

A negative impact of 14.7%, applied to the market value, produces a decrease of COP 6 billion in the structural equity investments market value, from COP 41 billion to COP 35 billion.

Liquidity risk

Liquidity risk is defined as the inability of a financial firm to meet its debt obligations without incurring unacceptably large losses. Thus, funding liquidity risk is the risk that a firm will not be able to meet its current and future cash flow and collateral needs, both expected and unexpected, without materially affecting its daily operations or overall financial condition. The Bank is sensitive to funding liquidity risk since debt maturity transformation is one of its key business areas.

At the Bank, liquidity prevails over any objective of growth or revenue. Managing liquidity has always been a fundamental pillar of its business strategy, together with capital, in supporting its statement of financial position.

The Bank’s liquidity management model promotes the autonomy of subsidiaries, which must be self-sufficient in their structural funding. Each subsidiary is responsible for meeting the liquidity needs of its current and future activity, within a framework of management coordination at the Bank level. The metrics used to control liquidity risk are developed based on common and homogeneous concepts, but analysis and adaptation are made by each subsidiary.

In line with best governance practices, the Bank has established a clear division of function between executing liquidity management, responsibility of the Asset and Liability Division, and their monitoring and control, responsibility of the Market and Liquidity Risks Management Office.

The different authorities of senior management define the policies and guidelines for managing liquidity risk. These authorities are the Board of Directors, the Risk Committee, and senior management of the Parent Company, which set the risk appetite and define the financial strategy. The ALCO committees (Asset and liability committee) define the objective positioning of liquidity and the strategies that ensure the funding needs derived from businesses. The ALM division (Asset and liability management) and the Market and Liquidity Risks Management Office support the mentioned committees, which elaborate analysis and management proposals, and control compliance with the limits established.

Liquidity Risks Management Office is responsible for proposing the minimum amount of the liquidity reserve, the policies of the liquidity portfolio, defining premises and metrics in order to model the behaviour of the cash flows, proposing and monitoring liquidity limits in line with the Bank's risk appetite, simulating stress scenarios, evaluating and reporting the risks inherent to new products and operations; and submitting the reports required by the internal authorities for decision-making, as well as by regulators. All of the above activities are verified and evaluated by the Internal Audit.

The measures to control liquidity risk include maintaining a portfolio of highly liquid assets, and the definition of triggers and liquidity limits, which enable evaluating the level of exposure of each one of the entities in a proactive way.

The methodologies used to control liquidity risk include the liquidity gaps and stress scenarios. The liquidity gaps measure the mismatches of assets, liabilities and off-balance sheet position´s cash flows, separately for local currency and foreign currency. Regulatory metrics are also applied, in which the contractual maturities are used; and internal models in which the cash flows are adjusted by different ratios, to reflect a more accurate behaviour.

Periodically, a validation of the policies, limits, processes, methodologies and tools to evaluate liquidity risk exposure is performed, in order to establish its pertinence and functionality, and to carry out the necessary adjustments. The Market and Liquidity Risks Management Office elaborate reports daily, weekly and monthly basis in order to monitor the exposure levels and the limits and triggers set up, and to support the decision-making process.

Each subsidiary has its own liquidity contingency plan, which is tested annually. These contingency plans procure the optimization of different funding sources, including obtaining additional funding from the Parent Company.

Liquidity risk management

The Bank’s Board of Directors sets the strategy for managing liquidity risk and delegates responsibility for oversight of the implementation of this policy to ALCO committee that approves the Bank’s liquidity policies and procedures. The Treasury Division manages the Bank’s liquidity position on a day-to-day basis and reviews daily reports covering the liquidity position. A summary report, including any exceptions and remedial action taken, is submitted regularly to Risk Committee and ALCO committees.

a.     Liquidity risk exposure:

In order to estimate liquidity risk, the Bank measures a liquidity coverage ratio to ensure holding liquid assets sufficient to cover potential net cash outflows over 30 days. This indicator allows the Bank to meet liquidity coverage for the next month. The liquidity coverage ratio is presented as follows:

Liquidity Coverage Ratio	December 31, 2023	December 31, 2022
Net cash outflows into 30 days	13,752,496	18,227,019
Liquid Assets	50,680,823	48,059,179
Liquidity coverage ratio **	368.52%	263.67%

*    The minimum level required of the liquidity coverage ratio by the legal norm is 100%.

b.     Liquid Assets

One of the main guidelines of the Bank is to maintain a solid liquidity position, therefore, the ALCO Committee, has established a minimum level of liquid assets, based on the funding needs of each subsidiary, to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Bank’s reputation.

The following table shows the liquid assets held by Bank:

Liquid Assets(1)	December 31, 2023	December 31, 2022
High quality liquid assets*
Cash	25,273,317	26,299,990
High quality liquid securities	19,951,771	17,739,501
Other Liquid Assets
Other securities**	5,455,735	4,019,688
Total Liquid Assets	50,680,823	48,059,179
(1)	Cash and those liquid assets received by the Central Bank for its operations expansion and monetary contraction are the assets with highest liquidity. Liquid assets are adjusted by a haircut. The following are considered as liquid assets: cash, repos held for trading and investments held for trading in listed shares in Colombia’s stock exchange, in investment funds units or in other trading debt instruments.

*      High-quality liquid assets: cash and shares that are eligible to be reportable or repo operations, in addition to those liquid assets that the Central Bank receives for its monetary expansion and contraction operations described in paragraph 3.1.1 of the Foreign Regulatory Circular DODM-142 of the Bank of the Republic.

**   Other Securities: Securities issued by financial and corporate entities.

c.     Contractual maturities of financial assets

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial assets:

Contractual maturities of financial assets December 31, 2023

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,461,384
Interbank borrowings - Repurchase agreements	14,497,024	452,847
Financial assets investments	2,467,493	12,311,055	5,462,198	2,597,787	5,525,545
Loans and advances to customers	12,474,473	90,653,852	96,770,268	57,038,679	104,103,871
Derivative financial instruments	3,922,735	12,977,266	4,141,896	1,699,943	1,405,850
Total financial assets	57,823,109	116,395,020	106,374,362	61,336,409	111,035,266

Contractual maturities of financial assets December 31, 2022

Financial Assets	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Cash and balances with central bank	24,721,168	-	-	-	-
Interbank borrowings - Repurchase agreements	6,354,954	1,369,698	-	-	-
Financial assets investments	5,191,479	10,620,793	4,595,406	2,715,738	3,788,041
Loans and advances to customers	11,980,037	80,781,681	95,394,236	60,072,303	108,373,306
Derivative financial instruments	1,486,797	5,636,620	3,413,710	1,481,485	1,348,645
Total financial assets	49,734,435	98,408,792	103,403,352	64,269,526	113,509,992

d.     Contractual maturities of financial liabilities

The tables below set out the remaining contractual maturities of principal and interest balances of the Bank’s financial liabilities:

Contractual maturities of financial liabilities December 31, 2023:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	143,307,149
Time deposits from customers	15,107,203	57,588,430	17,737,464	6,671,911	18,331,091
Interbank deposits-Repurchase agreements	809,027	242,810	23,431
Borrowings from other financial institutions	763,580	5,604,327	6,651,228	2,403,786	2,661,657
Debt securities in issue	124,055	3,913,687	4,363,593	6,023,469	3,836,353
Preferred Shares		57,701	115,403	115,403	295,697
Derivative financial instruments	3,337,039	13,511,532	4,146,259	1,688,473	1,484,149
Total financial liabilities	163,448,053	80,918,487	33,037,378	16,903,042	26,608,947

Contractual maturities of financial liabilities December 31, 2022:

Financial Liabilities	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
Demand deposit from customers	158,943,073	-	-	-	-
Time deposits from customers	9,814,980	47,401,947	18,441,478	7,318,807	17,384,283
Interbank deposits-Repurchase agreements	921,917	158,179	-	-	-
Borrowings from other financial institutions	1,601,799	12,736,576	10,673,653	4,325,218	2,479,635
Debt securities in issue	807,242	2,117,609	9,501,683	8,220,719	1,472,558
Preferred Shares	62,083	374,780	540,358	136,414	322,982
Derivative financial instruments	1,488,518	5,167,852	2,579,407	1,501,967	1,417,894
Total financial liabilities	173,639,612	67,956,943	41,736,579	21,503,125	23,077,352

The expected cash flows for some financial assets and liabilities may vary significantly from their contractual maturity. The main differences are the following:

●	The demand deposits historically have maintained a tendency to remain stable.
●	The mortgages loans, in spite of having contractual maturity between 15 and 30 years, its average life is less than these terms.

e.     Financial guarantees

The tables below set out the remaining contractual maturities of the Bank’s financial guarantees

December 31, 2023	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	826,699	9,388,345	1,489,899	450,875	535,380

December 31, 2022	0 – 30 days	31 days – 1 Year	1 - 3 Years	3 - 5 Years	More than 5 years
In millions of COP
Financial guarantees	757,658	6,981,309	3,660,806	134,611	90,530

Interest Rate Benchmark Reform

As part of the LIBOR benchmark reform that is being implemented since 2017 by the Financial Conduct Authority of the UK, in March of the present year, it was announced that the publication of LIBOR on a representative basis will cease for the one-week and two-month USD LIBOR settings immediately after December 31, 2021, and the remaining USD LIBOR settings immediately after June 30, 2023.

The Bank has taken the necessary measures to identify and implement the action plans required to address de discontinuation process of the LIBOR rate. The replacement of th LIBOR rate in USD with the SOFR rate was approved by the Asset and Liability Management (ALM) Committee and the Risk Committee of the Board of Directors. The development of products indexed to the new reference rate (SOFR) has commenced.

The following tables provide a breakdown by currency and nature of financial instruments exposed to the LIBOR rate for the periods ending in December 2022 and December 2023:

December 31, 2022
In millions of COP
USD LIBOR[1]
Assets
Loans	12,448,204
Bonds	693,302
Derivatives	(1,784,991)
Total Assets	11,356,515
Liabilities
Loans	2,209,628
Term deposits	11,458
Total Liabilities	2,221,086

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 30, 2021.

December 31, 2023
In millions of COP
USD LIBOR[1]
Assets
Loans	66,351
Bonds
Derivatives
Total Assets	66,351
Liabilities
Loans	323
Term deposits	6,750
Total Liabilities	7,073

[1]Cessation date: USD LIBOR 06/30/23. Portfolio balances and market value of derivative transactions outstanding at December 31, 2023.

Risk

Any failure by market participants, such as the Bank, and regulators to successfully introduce benchmark rates to replace LIBOR and implement effective transitional arrangements to address the discontinuation of LIBOR could result in disruption of the financial and capital markets. In addition, the transition process to an alternative reference rate could impact the Bank’s business, financial condition or result of operations, as a result of:

•An adverse impact in pricing, liquidity, value, return and trading for a broad array of financial products, loans and derivatives that are included in the Bank’s financial assets and liabilities.

•Extensive changes to internal processes and documentation that contain references to LIBOR or use formulas that depend on LIBOR.

•The transition and development of appropriate systems and models to effectively transition the Bank’s risk management processes from LIBOR -based products to those based on one or more alternative reference rates in a timely manner; and

•An increase in prepayments of LIBOR -linked loans by the Bank’s clients.

From January 2022, products indexed to the SOFR rate began to be offered, additionally it was defined not to carry new operations indexed to the LIBOR rate. In turn, as an organization, we will continue to focus during 2024 on the transition process of operations that are indexed to LIBOR.

Capital management

The Capital Management function oversees Shareholders’ equity and Bancolombia’s capital structure, aiming for value generation through businesses related to financial activities and investments.

The goal is to have the enough capital to cover unexpected losses, and develope the business plan. To do so, the Capital and Corporate Investments area oversees Bancolombia’s capital ratios and uses several mechanisms to optimize such ratios according to forecasted business conditions.

The monitoring of corporate investments and shareholders’ equity, as well as different components of assets and associated risks, is executed for internal and external purposes. The results are presented to the Board of Directors and some support committees to make sure that all risks are properly managed and within risks appetite, guidelines, and regulation.

Bancolombia’s management has the goal of maintaining the balance between an adequate capital allocation and value generation for shareholders. This way, business opportunities can be financed with internal funding or capital markets resources.

Bancolombia’s lending and deposit-taking activities are supervisor by the Superintendencia Financiera de Colombia, and that implies complying with Decree 1477 of 2018.

This decree standardized the definitions of regulatory capital according to Basel III standards. It also updated the risk adjusted capital consumption of assets and added capital buffers. New capital measures will be implemented from the current 4.5% basic solvency level and the 9% total solvency level.

Additionally, Bancolombia conducts stress test to estimate how the bank’s balance sheet, results and ratios during adverse scenarios. None of the stress test runs implies reaching solvency ratios below regulatory levels and therefore, we consider that capital levels are optimal at the end of 2023.

Between 2021 and 2024, after the complete implementation of the new capital standards, a minimum basic capital of 6% and a total capital ratio of 11.5% will be required, according to the following formulas::

The following table indicates Bancolombia’ s capital ratios for 2023 according to the new regulation implemented in Colombia:

Technical Capital	Asof
	December 31, 2023	December 31, 2022
In millions of COP
Primary capital	39,704,542	40,652,350
Share Capital	480,914	480,914
Additional paid-in capital	4,857,454	4,857,454
Preferred shares	584,204	584,204
Legal reserve	14,541,561	14,534,766
Occasional reserves	7,250,712	3,162,401
Non-controlling interest	960,217	908,648
Other comprehensive income	4,065,182	7,749,234
Net income attributable to equity holders of the Parent Company	6,116,936	6,783,490
Retained earnings	847,362	1,591,239
Less:	(8,919,345)	(11,001,874)
Prior-year losses	(79,587)	(79,577)
Intangibles assets	(7,818,125)	(9,836,661)
Revaluation property, plant and equipment	(350,061)	(351,871)
Other intangibles	(671,572)	(602,531)
Deferred net income tax	-	(131,234)
Primary capital (Tier I)	30,785,197	29,650,476
Hybrid bonds	4,283,448	6,109,531
Subordinated bonds	678,797	794,881
General provisions	375,902	12,759
Computed secondary capital (Tier II)	5,338,147	6,917,171
Less:	(10,687)	(16,136)
Technical capital	36,112,657	36,551,511
Capital Ratios
Primary capital to risk-weighted assets (Tier I)	11.42%	10.37%
Secondary capital to risk-weighted assets (Tier II)	1.98%	2.41%
Risk-weighted assets including market risk and operational risk	269,591,211	285,878,639
Technical capital to risk-weighted assets	13.40%	12.79%

Calculations based on the new definitions of Decree 1477 of 2018.